RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
RELATED PARTY TRANSACTIONS

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

On February 16, 2021, the Original Sponsor purchased 8,625,000 shares of the Company’s Class B ordinary shares, par value $0.0001 (“Class B ordinary shares”) for an aggregate price of $25,000, and on December 18, 2021, the Original Sponsor surrendered 2,156,250 Class B ordinary shares, so that the Original Sponsor owned an aggregate of 6,468,750 Class B ordinary shares. On February 11, 2022, the Company effected a 1.11111111-for-1.0 share dividend of its Class B ordinary shares, so that the Original Sponsor owned an aggregate of 7,187,500 Founder Shares. The share dividend was retroactively restated. Since the underwriters’ exercised their overallotment option in full upon IPO, none of the Founder Shares were forfeited.

The Founder Shares are subject to certain transfer restrictions, as described in this Note 5.

The Initial Shareholders agreed, subject to limited exceptions, not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (A) one year after the completion of the initial Business Combination or (B) subsequent to the initial Business Combination, (x) if the last sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital share exchange or other similar transaction that results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property.

On August 18, 2023, SRIRAMA Associates, LLC, a Delaware limited liability company (the “New Sponsor”) purchased from the Original Sponsor (x) 4,317,500 Class A Ordinary Shares and (y) 6,834,333 private placement warrants for an aggregate purchase price of $1.00, payable at the time of the initial Business Combination.

Related Party Loans

On February 16, 2021, the Original Sponsor agreed to loan the Company an aggregate of up to $300,000 to cover expenses related to the IPO pursuant to a promissory note (the “Note”). This loan was non-interest bearing and payable on the earlier of June 30, 2023 or the completion of the IPO. As of December 31, 2021 the amount outstanding was $238,596. The Note was subsequently paid off in February 2022 after the IPO and there was no amount outstanding as of September 30, 2023 and December 31, 2022.

In addition, in order to finance transaction costs in connection with a Business Combination, the New Sponsor or an affiliate of the New Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1.5 million of such Working Capital Loans may be convertible into warrants of the post Business Combination entity at a price of $1.50 per warrant. The warrants would be identical to the Private Placement Warrants. As of September 30, 2023 and December 31, 2022, no Working Capital Loans were outstanding.

Administrative Services Fee

The Company entered into an agreement, commencing on the effective date of the IPO through the earlier of the consummation of a Business Combination and the Company’s liquidation, to pay an affiliate of the Original Sponsor a monthly fee of $10,000 for office space, secretarial and administrative services. For the three months ended September 30, 2023 and 2022, the Company has incurred $30,000 of expenses under this arrangement. For the nine months ended September 30, 2023 and 2022, the Company has incurred $90,000 and $70,000, respectively, of expenses under this arrangement.

Due to affiliate

As of September 30, 2023 and December 31, 2022, $211,937 and $122,689, respectively, has been accrued and shown as ‘Due to affiliate’ in the accompanying balance sheet for the administrative services fees described above and a residual balance due from IPO proceeds. The amount is due to New Sponsor and will be repaid as soon as practical from the Company’s operating account~~.~~

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

On February 16, 2021, the Sponsor purchased 8,625,000 shares of the Company’s Class B ordinary shares, par value $0.0001 (“Class B ordinary shares”) for an aggregate price of $25,000, and on December 18, 2021, the Sponsor surrendered 2,156,250 Class B ordinary shares, so that the Sponsor owns an aggregate of 6,468,750 Class B ordinary shares. On February 11, 2022, the Company effected a 1.11111111-for-1.0 share dividend of our Class B ordinary shares, so that the Sponsor owns an aggregate of 7,187,500 founder shares (the “Founder Shares”). The share dividend was retroactively restated. Since the underwriters’ exercised their overallotment option in full upon IPO, none of the Founder Shares were forfeited.

The Founder Shares will automatically convert into Class A ordinary shares at the time of the Company’s initial Business Combination and are subject to certain transfer restrictions, as described in this Note 5. Holders of Founder Shares may also elect to convert their Class B ordinary shares into an equal number of Class A ordinary shares, subject to adjustment, at any time.

The Initial Shareholders have agreed, subject to limited exceptions, not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (A) one year after the completion of the initial Business Combination or (B) subsequent to the initial Business Combination, (x) if the last sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital share exchange or other similar transaction that results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property.

Related Party Loans

On February 16, 2021, the Sponsor agreed to loan the Company an aggregate of up to $300,000 to cover expenses related to the IPO pursuant to a promissory note (the “Note”). This loan was non-interest bearing and payable on the earlier of September 30, 2022 or the completion of the IPO. As of December 31, 2021 the amount outstanding was $238,596. The Note was subsequently paid off in February 2022 after the IPO and there was no amount outstanding as of December 31, 2022.

In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1.5 million of such Working Capital Loans may be convertible into warrants of the post Business Combination entity at a price of $1.50 per warrant. The warrants would be identical to the Private Placement Warrants. As of December 31, 2022 and 2021, no Working Capital Loans were outstanding.

Administrative Services Fee

The Company entered into an agreement, commencing on the effective date of the IPO through the earlier of the consummation of a Business Combination and the Company’s liquidation, to pay an affiliate of the Sponsor a monthly fee of $10,000 for office space, secretarial and administrative services. As of December 31, 2022, and 2021, $100,000 and $0, respectively, have been incurred under this arrangement.

Due to affiliate

As of December 31, 2022, the amount of $122,689 has been accrued and shown as ‘Due to affiliate’ in the accompanying balance sheet for the administrative services fees described above and a residual balance due from IPO proceeds. The amount is due to Sponsor and will be repaid as soon as practical from the Company’s operating account.

Visiox Pharmaceuticals, Inc. [Member]
Restructuring Cost and Reserve [Line Items]
RELATED PARTY TRANSACTIONS

8. RELATED PARTY TRANSACTIONS

TardiMed Sciences, LLC

TardiMed Sciences, LLC, a Connecticut limited liability company (“TardiMed”) is a founder and seed investor of the Company and has been intimately involved in the Company at all stages. Michael Derby, former Chairman of the Board of the Company is a Managing Member of TardiMed. Zachary Rome, Board Member of the Company is a partner of TardiMed. As of September 30, 2023, TardiMed holds 618,325 shares of convertible Series A Preferred Stock, and 10,000,000 shares of convertible Series B Preferred Stock, which represent 33% and 93% or an aggregate 75% of the total voting power of the Company, after factoring in the effects of dilution. Michael Derby and Zachary Rome were both issued 801,436 and 801,435 restricted equity units, respectively.

For the nine months ended September 30, 2023 and 2022, the Company incurred $900,000 and $1,200,000, respectively, for management services.

For the nine months ended September 30, 2023 and 2022, the Company incurred $190,849 and $466,922, respectively, for reimbursable expenses from TardiMed.

8. RELATED PARTY TRANSACTIONS

TardiMed Sciences, LLC

TardiMed Sciences, LLC, a Connecticut limited liability company (“TardiMed”) is a founder and seed investor of the Company, and has been intimately involved in the Company at all stages. Michael Derby, former Chairman of the Board of the Company is a Managing Member of TardiMed. Zachary Rome, Board Member of the Company is a partner of TardiMed. As of December 31, 2022 TardiMed holds 10,000,000 common units, which represents 100% of the total voting units of the Company and 556,359 convertible preferred units. Michael Derby and Zachary Rome were both issued 801,436 and 801,435 restricted equity units, respectively. During the years ended December 31, 2022 and 2021, the Company paid TardiMed $94,705 and $170,037, respectively, for reimbursable expenses. During the years ended December 31, 2022 and 2021, the Company paid TardiMed $1,200,000 and $0, respectively, for management services. Upon the Company’s conversion to a C Corporation on June 9, 2023 (see “Note 10 Subsequent Events”), Zachary Rome is no longer a Board Member of the Company.

Visiox Pharmaceuticals, Inc.

f/k/a Visiox Pharma, LLC

Notes to Financial Statements